Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		59 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Income Statement [Abstract]
REVENUES					$ 2,967
COST OF SALES
GROSS PROFIT (LOSS)					2,967
OPERATING EXPENSES
General and administrative	37,828	50,644	76,416	148,642	5,800,107
Impairment of assets					2,275,000
Compensation and professional fees	264,988	220,800	752,204	496,929	136,023,147
Depreciation	8,190	8,190	16,382	16,381	143,259
Total Operating Expenses	311,006	279,634	845,001	661,952	144,241,512
LOSS FROM OPERATIONS	(311,006)	(279,634)	(845,001)	(661,952)	(144,238,545)
OTHER INCOME (EXPENSE)
Loss on disposal of assets					(2,915)
Gain on debt forgiveness					63,865
Interest income					9
Interest expense	(48,278)	(63,854)	(63,754)	(91,677)	(279,510)
Total Other Income (Expense)	(48,278)	(63,854)	(63,754)	(91,677)	(218,551)
NET LOSS BEFORE INCOME TAXES	(359,284)	(343,488)	(908,755)	(753,629)	(144,457,096)
PROVISION FOR INCOME TAXES
NET LOSS	$ (359,284)	$ (343,488)	$ (908,755)	$ (753,629)	$ (144,457,096)
LOSS PER SHARE - BASIC & DILUTED	$ 0.00	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	347,781,549	272,894,752	345,220,252	272,506,792